ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), Reclassification Out of Each Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassifications out of AOCIL [Abstract]
Total reclassifications before tax	$ 69,481	$ 57,760	$ 49,133
Interest expense	16,217	26,347	17,491
Income tax expense	13,329	11,325	9,294
Total reclassifications for the period, net of tax	56,152	46,435	39,839
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCIL [Abstract]
Total reclassifications for the period, net of tax	(1,795)	447	231
Accumulated Other Comprehensive Income (Loss) [Member]
Reclassifications out of AOCIL [Abstract]
Total reclassifications for the period, net of tax	0	0	0
Unrealized Gains (Losses) on Securities Available for Sale [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCIL [Abstract]
Net gains on securities	267	140	56
Net impairment loss recognized in earnings	0	0	0
Total reclassifications before tax	267	140	56
Income tax expense	56	29	12
Total reclassifications for the period, net of tax	211	111	44
Unrealized Losses on Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCIL [Abstract]
Interest expense	2,539	(425)	(237)
Income tax expense	533	(89)	(50)
Total reclassifications for the period, net of tax	$ 2,006	$ (336)	$ (187)